FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: June 30

Date of reporting period: June 30, 2018

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-05642

Registrant Name:  Nuveen Multi-Market Income Fund

Reporting Period:  07/01/2017 - 06/30/2018

Nuveen Multi-Market Income Fund

BLACKROCK CREDIT ALLOCATION INCOME TRUST Meeting Date: JUL 25, 2017 Record Date: MAY 30, 2017 Meeting Type: ANNUAL
Ticker: BTZ Security ID: 092508100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Castellano	Management	For	For
1.2	Elect Director R. Glenn Hubbard	Management	For	For
1.3	Elect Director W. Carl Kester	Management	For	For
1.4	Elect Director John M. Perlowski	Management	For	For

PIONEER FLOATING RATE TRUST Meeting Date: SEP 21, 2017 Record Date: JUL 12, 2017 Meeting Type: ANNUAL
Ticker: PHD Security ID: 72369J102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Benjamin M. Friedman	Management	For	For
1.2	Elect Director Margaret B.W. Graham	Management	For	For
1.3	Elect Director Kenneth J. Taubes	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Market Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 20, 2018